Leases - Summary of Operating Cost (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Leases [Abstract]
Cash paid for amounts included in the measurement of operating lease liabilities	$ 193	$ 233	$ 577	$ 822	$ 1,008	$ 1,366
Right-of-use assets obtained in exchange for lease liabilities			$ 0	$ 1,673	1,673	1,128
Right-of-use assets and lease liabilities extinguished upon termination of lease, net of gain					108	0
Short-term variable lease expenses					202	285
Lease security deposit					$ 334	$ 74